Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Components of Equity	Equity consisted of:

	As of December 31,
	2018	2017
	(millions of euros)
Equity attributable to owners of the Parent	19,528	21,557
Non-controlling interests	2,219	2,226

Total	21,747	23,783

Summary of Reserves and Other Equity Interest

The composition of the “Equity attributable to owners of the Parent” is the following:

	As of December 31,
	2018	2017
	(millions of euros)
Share capital	11,587	11,587
Additional paid-in capital	2,094	2,094
Other reserves and retained earnings (accumulated losses), including profit (loss) for the year(*)	5,847	7,876

Total	19,528	21,557

(*) of which:

Reserve for financial assets measured at fair value through other comprehensive income (*)	30	42
Reserve for hedging instruments	(563)	(582)
Reserve for exchange differences on translating foreign operations	(1,340)	(955)
Reserve for remeasurements of employee defined benefit plans (IAS 19)	(90)	(104)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	—	—
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	7,810	9,475

(*) At December 31, 2017 the item included the “Reserve for available-for-sale financial assets”.

Summary of Reconciliation Between the Number of Outstanding Shares

Reconciliation between the number of outstanding shares at December 31, 2015 and December 31, 2016

	Shares as of December 31, 2015	Shares issued for the full convertion of the Mandatory Convertible Bond due 2016	Shares as of December 31, 2016	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	13,499,911,771	1,703,210,812	15,203,122,583	71.61%
Less: Treasury Shares (b)	(163,754,388)	—	(163,754,388)

Ordinary Shares Outstanding (c)	13,336,157,383	1,703,210,812	15,039,368,195

Savings Shares Issued and Outstanding (d)	6,027,791,699	—	6,027,791,699	28.39%

Total TIM S.p.A. shares issued (a+d)	19,527,703,470	1,703,210,812	21,230,914,282	100.00%

Total TIM S.p.A. shares outstanding (c+d)	19,363,949,082	1,703,210,812	21,067,159,894

Reconciliation between the number of outstanding shares at December 31, 2016 and December 31, 2017

	Shares as of December 31, 2016	Share issues	Shares as of December 31, 2017	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	15,203,122,583	—	15,203,122,583	71.61%
Less: Treasury Shares (b)	(163,754,388)		(163,754,388)

Ordinary Shares Outstanding (c)	15,039,368,195	—	15,039,368,195

Savings Shares Issued and Outstanding (d)	6,027,791,699		6,027,791,699	28.39%

Total TIM S.p.A. shares issued (a+d)	21,230,914,282	—	21,230,914,282	100.00%

Total TIM S.p.A. shares outstanding (c+d)	21,067,159,894	—	21,067,159,894

Reconciliation between the number of outstanding shares at December 31, 2017 and December 31, 2018

	Shares as of December 31, 2017	Share issues	Shares as of December 31, 2018	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	15,203,122,583	—	15,203,122,583	71.61%
Less: Treasury Shares (b)	(163,754,388)		(163,754,388)

Ordinary Shares Outstanding (c)	15,039,368,195	—	15,039,368,195

Savings Shares Issued and Outstanding (d)	6,027,791,699		6,027,791,699	28.39%

Total TIM S.p.A. shares issued (a+d)	21,230,914,282	—	21,230,914,282	100.00%

Total TIM S.p.A. shares outstanding (c+d)	21,067,159,894	—	21,067,159,894

Reconciliation between the value of the outstanding shares as of December 31, 2015 and December 31, 2016

	Share capital as of December 31, 2015	Change in share capital as a result of the full convertion of the Mandatory Convertible Bond due 2016	Share capital as of December 31, 2016
	(millions of euros)
Ordinary Shares issued (a)	7,425	937	8,362
Less: Treasury Shares (b)	(90)	—	(90)

Ordinary Shares Outstanding (c)	7,335	937	8,272

Savings Shares Issued and Outstanding (d)	3,315	—	3,315

Total TIM S.p.A. share capital issued (a+d)	10,740	937	11,677

Total TIM S.p.A. share capital outstanding (c+d)	10,650	937	11,587

Reconciliation between the value of the outstanding shares as of December 31, 2016 and December 31, 2017

	Share capital as of December 31, 2016	Change in share capital	Share capital as of December 31, 2017
	(millions of euros)
Ordinary Shares issued (a)	8,362	—	8,362
Less: Treasury Shares (b)	(90)	—	(90)

Ordinary Shares Outstanding (c )	8,272	—	8,272

Savings Shares Issued and Outstanding (d)	3,315	—	3,315

Total TIM S.p.A. share capital issued (a+d)	11,677	—	11,677

Total TIM S.p.A. share capital outstanding (c+d)	11,587	—	11,587

Reconciliation between the value of the outstanding shares as of December 31, 2017 and December 31, 2018

	Share capital as of December 31, 2017	Change in share capital	Share capital as of December 31, 2018
	(millions of euros)
Ordinary Shares issued (a)	8,362	—	8,362
Less: Treasury Shares (b)	(90)	—	(90)

Ordinary Shares Outstanding (c )	8,272	—	8,272

Savings Shares Issued and Outstanding (d)	3,315	—	3,315

Total TIM S.p.A. share capital issued (a+d)	11,677	—	11,677

Total TIM S.p.A. share capital outstanding (c+d)	11,587	—	11,587

Summary of Sundry Reserves and Retained Earnings (Accumulated Losses), Including Profit (Loss)

Other sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year, amounted to 7,810 million euros, showing a decrease of 1,665 million euros, as detailed below:

	Year ended December 31,
	2018	2017
	(millions of euros)
IFRS 9 and IFRS 15 Adoption	(92)	—
Profit (loss) for the year attributable to Owners of the Parent	(1,411)	1,121
Dividends approved—TIM S.p.A.	(166)	(166)
Grant of equity instruments	2	(6)
Other changes	2	9

Change for the year in Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	(1,665)	958

Summary of Equity Attributable to Non-controlling Interests

Non-controlling interests amounted to 2,219 million euros, mainly relating to companies belonging to the Brazil Business Unit (1,518 million euros) and the company Inwit (620 million euros), showing a drop of 7 million euros compared to December 31, 2017, as detailed below:

	Year ended December 31,
	2018	2017
	(millions of euros)
IFRS 9 and IFRS 15 Adoption	(5)	—
Profit (loss) for the year attributable to Non-controlling interests	259	166
Group Company dividends paid to non-controlling shareholders	(115)	(64)
Changes in the Reserve for exchange differences on translating foreign operations	(169)	(236)
Other changes	23	14

Change for the year in Equity attributable to Non-Controlling interests	(7)	(120)